Investments - Changes in investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments
Balance, beginning of the year	R$ 6,764
Balance, end of the year	14,338	R$ 6,764
Ibema
Investments
Balance, beginning of the year	6,764	873
Equity method	7,574	5,872
Other		19
Balance, end of the year	R$ 14,338	R$ 6,764